Convertible Notes - Additional Information (Detail) - Convertible notes (Notes)		12 Months Ended
	Feb. 03, 2015 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80,000,000			¥ 550,000,000
Debt instrument, interest rate	3.50%
Debt instrument, maturity date	Feb. 03, 2020
Debt Instrument, frequency of periodic payment	Semiannually
Debt instrument, initial conversion price | (per share)	$ 23.03	$ 23.03	$ 23.03	¥ 158.34
Debt Instrument, initial conversion rate	0.0434216
Debt Instrument, repurchase price as a percentage of principal amount	100.00%
Debt issuance costs	$ 0			¥ 0
Number of ADS that each ordinary share represents	2
Portion of debt to be converted | $	$ 10,000,000
Amount of convertible notes converted | $		$ 53,910,000	$ 5,000,000
Stock issued during period, shares, conversion of convertible securities | shares		1,170,430	108,554
American Depositary Share
Debt Instrument [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares		2,340,860	217,108